Related Party Transactions	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Related Party Transactions
Related Party Transactions

Note 9. Related Party Transactions

In October 2017 – August 31, 2018, we incurred a related party debt in the amount of $10,000 to an entity related to the legal custodian of the Company for professional fees. As of August 31, 2018, this balance was forgiven and was included as part of the $168,048 Cancellation of Debt Income on the Statement of Operations.

In November 30, 2017 – August 31, 2018, we issued a $35,554 in multiple notes payable to an entity related to the legal custodian of the Company. The notes payable bear interest at an annual rate of 10% and is convertible to common shares of the Company at $0.0001 per share. On May 8, 2018, $13,000 of the principal balance on notes payable were converted to common stock. The remaining principal balance was forgiven and included as Cancellation of Debt Income on the Income Statement for the year ended August 31, 2019.

In March 2018 and May 2018, a legal custodian of the Company funded the Company $600 in advances. On August 31, 2018, this amount was reclassified as a note payable, that bears interest at an annual rate of 10% and is payable upon demand.

In connection with the above notes, we recognized a beneficial conversion feature of $27,954, representing the intrinsic value of the conversion features at the time of issuance. This beneficial conversion feature was accreted to interest expense during the year ended August 31, 2018.

On May 25, 2019, we issued two notes payable to Company directors Edward Manolos and Dan Nguyen for loans made to the Company, each in the amount of $16,666.67 for a total balance of $33,334. The notes bear interest at 5% per annum and do not have a fixed payment schedule or maturity date. These notes are additionally described herein in Footnote 6 - Notes Payable.

On July 9, 2019, the Company, through its Action Nutraceuticals subsidiary, loaned, Split Tee, LLC (“Split Tee”), a venture associated with Director Edward Manolos, $20,000 to engage in an exploratory research project. An additional $20,000 was supplied to Split Tee on August 23, 2019. The loans carry interest at the rate of 10% per annum and are due in one year for issuance. In addition, The Company, via Action Nutraceuticals subsidiary, invoiced Split Tee $5,000 as a consulting fee. Because of Mr. Manolos’ association as a director, the Company considers these transactions as transactions with related persons, promoters and certain control persons.

During the three months ended February 29, 2020, we issued two convertible promissory notes having an aggregate principal amount of $133,101 in exchange for accrued expenses owed to related parties, of which $79,333 is payable to the Company’s Chief Executive Officer and $53,768 is payable to our previous Chief Financial Officer, Robert L. Hymers III. The notes mature two years from the respective issuance date and bear interest at the rate of 10% per annum, payable at maturity. Mr. Hymers has the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a variable conversion price of 50% of the average of the previous twenty (20) trading day closing prices of the Company’s common stock, subject to adjustment. As a result of the variable conversion prices, upon issuance, the Company recognized total debt discount of $133,101, which is being amortized to interest expense over the term of the notes. On May 22, 2020, Mr. Hymers converted the principal amount of $79,333 and interest of $2,608, for a total amount of $81,941.55 into 694,902 common shares. As of August 31, 2020, the carrying value of the remaining note with the former chief financial officer was $15,884, net of debt discount of $37,884 and accrued interest was $3,138.

On April 30, 2020, the Company entered into a settlement agreement with Robert L. Hymers III, its then Chief Financial Officer (the “CFO”), whereby Mr. Hymers resigned and we issued a promissory note for $30,000, which represented the remaining amount owed to the CFO for services rendered. The note matures December 31, 2020 and bears interest at the rate of 10% per annum, payable at maturity. Mr. Hymers has the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a fixed conversion price of $0.02 per share, subject to adjustment. As a result of the beneficial conversion price, upon issuance, the Company recognized debt discount of $30,000, which is being amortized to interest expense over the term of the note. As of August 31, 2020, the carrying value of the note was $15,061, net of debt discount of $14,939 and accrued interest was $1,011.

On August 31, 2020, the Company issued a convertible note payable and a note payable to Robert L. Hymers III in connection with the acquisition of an 18.8% equity interest in NPE.

On November 16, 2020, we entered into a business acquisition agreement with Ethos Technology LLC, dba Comply Bag, a California limited liability company (“Ethos”). Ethos is a development stage business in the process of entering the market for cannabis trackable storage bags. By virtue of the agreement, Ethos sold, assigned, and transferred to the Company all of Ethos’ business, including all of its assets and associated liabilities, in exchange for the Company’s issuance of an aggregate of 6,000,000 common shares. 3,000,000 shares were due at signing, with 1,500,000 shares being issued to Edward Manolos, and 1,500,000 shares being issued to Thang Nguyen. Mr. Manolos is a director of the Company and a related party. Mr. Nguyen is the brother of Dan Van Nguyen, a director of the Company and a related party. After Ethos ships orders for Ethos products equaling $1,000,000 to unaffiliated parties, the Company will issue to Messrs. Manolos and Nguyen an additional 1,500,000 shares of common stock each.

On November 16, 2020, the Company sold an aggregate 3,000,000 shares of Company common stock, par value $0.001, equal in value to $177,000 based on the closing price on November 16, 2020. Of the total sold, 1,500,000 shares of common stock were sold to Edward Manolos and 1,500,000 shares of common stock were sold to Thang Nguyen. The sales were made in regard to the Company’s acquisition of Ethos, and its disclosures under Item 1.01 are incorporated herein by reference. The Company issued the above shares of its common stock pursuant to the exemption from the registration requirements of the Securities Act of 1933, as amended, available to the Company by Section 4(a)(2) promulgated thereunder due to the fact that it was an isolated issuance and did not involve a public offering of securities. Messrs. Manolos and Nguyen were “accredited investors” and/or “sophisticated investors” pursuant to Section 501(a)(b) of the Securities Act, who provided the Company with representations, warranties and information concerning their qualifications as “sophisticated investors” and/or “accredited investors.” The Company provided and made available to Messrs. Manolos and Nguyen full information regarding its business and operations. There was no general solicitation in connection with the offer or sale of the restricted securities. Messrs. Manolos and Nguyen acquired the restricted common stock for their own accounts, for investment purposes and not with a view to public resale or distribution thereof within the meaning of the Securities Act. The restricted shares cannot be sold unless subject to an effective registration statement by the Company, or by an exemption from registration requirements of Section 5 of the Securities Act—the existence of any such exemption subject to legal review and approval by the Company.

On January 27, 2021 Cannabis Global, Inc. (the “Registrant”) closed a material definitive agreement (MDA) with Edward Manolos, a director and related party. Pursuant to the MDA, the Registrant purchased from Mr. Manolos 266,667 shares of common stock in Natural Plant Extract of California Inc., a California corporation (“NPE”), representing 18.8% of the outstanding capital stock of NPE on a fully diluted basis. NPE operates a licensed psychoactive cannabis manufacturing and distribution business operation in Lynwood, California. NPE is a privately held corporation. Under the terms of the MDA, the Registrant acquired all beneficial ownership over the NPE shares in exchange for a purchase price of two million forty thousand dollars ($2,040,000). In lieu of a cash payment, the Registrant agreed to issue Mr. Manolos 11,383,929 restricted common shares, valued for purposes of the MDA at $0.1792 per share. In connection with the MDA, the Registrant became a party to a Shareholders Agreement by and among Alan Tsai, Hymers, Betterworld Ventures, LLC, Marijuana Company of America, Inc. and NPE. The Shareholders Agreement contains customary rights and obligations, including restrictions on the transfer of the Shares. Additionally, the Registrant intends, upon completion of the terms and conditions of the Material Definitive Agreement, to control the production, manufacturing and distribution of both NPE and the Registrant’s products.

On May 12, 2021, we entered into an agreement to operate a joint venture through a new Nevada corporation named MCOA Lynwood Services, Inc. Mr. Edward Manolos is a director of both parties to the agreement and this the agreement was an agreement between related parties. The parties agreed to finance a regulated and licensed laboratory to produce various cannabis products under the legal framework outlined by the City of Lynwood, California, Los Angeles County and the State of California. We own a controlling interest in Natural Plant Extract of California, Inc., which operates a licensed cannabis manufacturing operation in Lynwood, California. As its contribution the joint venture, MCOA agreed to purchase and install equipment for joint venture operations, which will then be rented to the joint venture, and also provide funding relating to marketing the products produced by the capital equipment. We agreed to provide use of its manufacturing and distribution licenses; access to its Lynwood, California facility; use of the specific areas within the Lynwood Facility suitable for the types of manufacturing selected by the joint venture; and, management expertise require to carry on the joint venture’s operations. Ownership of the joint venture was agreed to be 60% in us and 40% with MCOA. Royalties from profits realized as the result of sales of products from the joint venture was also agreed to be distributed as 60% in us and 40% to MCOA. Development of the joint venture is ongoing and is considered in the development stage.The joint venture may be terminated by the unanimous election of the board of directors and shareholders; if an unforeseeable event occurs which prevents the joint venture from carrying out its purpose; or, if events otherwise occur which prevents the joint venture from carrying out its purpose, and those events cannot be corrected in a reasonable amount of time.

On May 12, 2021, we entered into a material definitive agreement not made in the ordinary course of its business. The parties to the material definitive agreement are the Registrant and Marijuana Company of America, Inc., a Utah corporation (“MCOA”). Mr. Edward Manolos is a director of both the Company and MCOA, and thus agreement is between related parties. Previously, on September 30, 2020, the Registrant and MCOA entered into a Share Exchange Agreement whereby the Registrant acquired that number of shares of MCOA’s common stock, par value $0.001, equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date, in exchange for the number of shares of the Registrant’s common stock, par value $0.001, equal in value to $650,000 based on the closing price for the trading day immediately preceding the effective date. For both parties, the Share Exchange Agreement contained a “true-up” provision requiring the issuance of additional common stock in the event that a decline in the market value of the parties’ common stock should cause the aggregate value of the stock acquired pursuant to the Share Exchange Agreement to fall below $650,000.

Complementary to the Share Exchange Agreement, Registrant and MCOA entered into a Lock-Up Agreement dated September 30, 2020 (the “Lock-Up Agreement”), providing that the shares of common stock acquired pursuant to the Share Exchange Agreement shall be subject to a lock-up period preventing its sale for a period of 12 months following issuance and limiting the subsequent sale to aggregate maximum sale value of $20,000 per week, or $80,000 per month. On June 9, 2021, the parties amended their securities exchange agreement to delete the lock up leak out agreement, and the requirement to conduct quarterly reviews of each party’s respective stock price for purposes of evaluating whether additional share issuances are required to maintain the value of exchanged common shares equal to $650,000. As consideration for the amendment, we issued MCOA 618,000 shares of restricted common stock. We issued the common stock pursuant to the exemption from the registration requirements of the Securities Act of 1933, as amended, available to the Company by Section 4(a)(2) promulgated thereunder due to the fact that it was an isolated issuance and did not involve a public offering of securities.

On May 12, 2021, the parties agreed to operate a joint venture through a new Nevada corporation named MCOA Lynwood Services, Inc. The parties agreed to finance a regulated and licensed laboratory to produce various cannabis products under the legal framework outlined by the City of Lynwood, California, Los Angeles County and the State of California. The Registrant owns a controlling interest in Natural Plant Extract of California, Inc., which operates a licensed cannabis manufacturing operation in Lynwood, California.

As its contribution the joint venture, MCOA agreed to purchase and install equipment for joint venture operations, which will then be rented to the joint venture, and also provide funding relating to marketing the products produced by the capital equipment. The Registrant agreed to provide use of its manufacturing and distribution licenses; access to its Lynwood, California facility; use of the specific areas within the Lynwood Facility suitable for the types of manufacturing selected by the joint venture; and, management expertise require to carry on the joint venture’s operations.

Ownership of the joint venture was agreed to be 60% in us and 40% with MCOA. Royalties from profits realized as the result of sales of products from the joint venture was also agreed to be distributed as 60% to us and 40% to MCOA.

Note 7. Related Party Transactions

In October 2017 – August 31, 2018, the Company incurred a related party debt in the amount of $10,000 to an entity related to the legal custodian of the Company for professional fees. As of August 31, 2018, this balance was forgiven and was included as part of the $168,048 Cancellation of Debt Income on the Statement of Operations.

In November 30, 2017 – August 31, 2018, the Company issued a $35,554 in multiple notes payable to an entity related to the legal custodian of the Company. The notes payable bear interest at an annual rate of 10% and is convertible to common shares of the Company at $0.0001 per share. On May 8, 2018, $13,000 of the principal balance on notes payable were converted to common stock. The remaining principal balance was forgiven and included as Cancellation of Debt Income on the Income Statement for the year ended August 31, 2019.

In March 2018 and May 2018, a legal custodian of the Company funded the Company $600 in advances. On August 31, 2018, this amount was reclassified as a note payable, that bears interest at an annual rate of 10% and is payable upon demand.

In connection with the above notes, the Company recognized a beneficial conversion feature of $27,954, representing the intrinsic value of the conversion features at the time of issuance. This beneficial conversion feature was accreted to interest expense during the year ended August 31, 2018.

On May 25, 2019, the Company issued two notes payable to Company directors Edward Manolos and Dan Nguyen for loans made to the Company, each in the amount of $16,666.67 for a total balance of $33,334. The notes bear interest at 5% per annum and do not have a fixed payment schedule or maturity date. These notes are additionally described herein in Footnote 7 - Notes Payable.

On July 1, 2019, the Company acquired Action Nutraceuticals, Inc., a company owned by our current CEO, Arman Tabatabaei for one thousand dollars ($1,000).

On July 9, 2019, the Company, through its Action Nutraceuticals subsidiary, loaned, Split Tee, LLC (“Split Tee”), a venture associated with Director Edward Manolos, $20,000 to engage in an exploratory research project. An additional $20,000 was supplied to Split Tee on August 23, 2019 (the “Split Tee Note”). The loans carry interest at the rate of 10% per annum and are due in one year for issuance. In addition, The Company, via Action Nutraceuticals subsidiary, invoiced Split Tee $5,000 as a consulting fee. Because of Mr. Manolos’ association as a director, the Company believes these transactions are defined by 17 CFR § 229.404 - (Item 404) Transactions with related persons, promoters and certain control persons, which would require specific disclosures under the section cited. On May 15, 2020, the outstanding balance of the Split Tee Note was reduced via a payment of $15,000.

During the three months ended February 29, 2020, the Company issued two convertible promissory notes having an aggregate principal amount of $133,101 in exchange for accrued expenses owed to related parties, of which $79,333 is payable to the Company’s Chief Executive Officer and $53,768 is payable to the Company’s previous Chief Financial Officer, Robert L. Hymers III. The notes mature two years from the respective issuance date and bear interest at the rate of 10% per annum, payable at maturity. The noteholders shall have the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a variable conversion price of 50% of the average of the previous twenty (20) trading day closing prices of the Company’s common stock, subject to adjustment. As a result of the variable conversion prices, upon issuance, the Company recognized total debt discount of $133,101, which is being amortized to interest expense over the term of the notes. On May 22, 2020, Mr. Tabatabaei converted the principal amount of $79,333 and interest of $2,608, for a total amount of $81,941.55 into 694,902 common shares. As of August 31, 2020, the carrying value of the remaining note with the former chief financial officer was $15,884, net of debt discount of $37,884 and accrued interest was $3,138.

On April 30, 2020, the Company entered into a settlement agreement with Robert L. Hymers III, its Chief Financial Officer (the “CFO”), whereby the CFO resigned and the Company issued a promissory note for $30,000, which represented the remaining amount owed to the CFO for services rendered. The note matures December 31, 2020 and bears interest at the rate of 10% per annum, payable at maturity. The noteholder has the right to convert all or any part of the outstanding and unpaid principal balance of the note, at any time, into shares of common stock of the Company at a fixed conversion price of $0.02 per share, subject to adjustment. As a result of the beneficial conversion price, upon issuance, the Company recognized debt discount of $30,000, which is being amortized to interest expense over the term of the note. As of August 31, 2020, the carrying value of the note was $15,061, net of debt discount of $14,939 and accrued interest was $1,011.

On August 31, 2020, the Company issued a convertible note payable and a note payable to Robert L. Hymers III in connection with the acquisition of an 18.8% equity interest in NPE. See Note 8.

See Note 9 for further discussion of the accounting treatment of the embedded conversion options of the above promissory notes payable as derivative liabilities.